Financial instruments (Details 3) - USD ($) $ in Millions	3 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Transfers out of Level 3 of fair value hierarchy, assets	$ 24
Financial liabilities	22,300	$ 25,300
Alcon [member]
Disclosure of detailed information about borrowings [line items]
Gain (loss) on sale of other financial assets	9
Fair value on sale of other financial assets	113
Straight bonds [member]
Disclosure of detailed information about borrowings [line items]
Financial liabilities, at fair value	$ 23,600	$ 25,400